Consolidated Statements of Cash Flows (USD $)	2 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2011 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]
Cash flows from operating activities:
Net earnings (loss)	$ (114,869,000)	$ (181,124,000)	$ 240,569,000	$ 190,938,000	$ 256,084,000	$ 228,702,000
Adjustments to reconcile net earnings (loss) to net cash provided (used) by operating activities:
Amortization of debt discount	2,196,000	10,835,000	17,084,000	19,044,000	21,296,000	19,718,000
Depreciation and other amortization	56,751,000	360,477,000	106,332,000	117,686,000	156,465,000	155,860,000
Amortization of fair value step-up in inventory	7,756,000	25,021,000	0	0	0	0
Fixed asset impairment		22,116,000	0
Provision for bad debt and revenue allowance	1,690,000	7,019,000	5,322,000	9,392,000	10,602,000	10,166,000
Write-off of deferred debt issuance costs	0	0	3,218,000	3,218,000	2,301,000	3,035,000
Equity-based compensation expense	306,000	1,186,000	23,738,000	81,354,000	32,781,000	32,506,000
Deferred income tax benefit	(47,200,000)	(131,924,000)	(24,957,000)	(26,839,000)	(61,216,000)	(15,123,000)
Excess tax benefit from equity-based payment arrangements	0	0	(2,393,000)	(2,439,000)	(1,505,000)	(1,214,000)
Unrealized loss (gain) on derivative instruments	9,519,000	27,770,000	(3,928,000)	(3,114,000)	3,061,000	910,000
Unrealized gain on revaluation of cross currency debt	(25,575,000)	(2,685,000)	0	0	0	0
Change in assets and liabilities:
Decrease (increase) in accounts receivable, net	(9,708,000)	10,675,000	1,101,000	12,804,000	2,717,000	(29,271,000)
Decrease (increase) in inventories, net	9,563,000	(7,270,000)	11,659,000	11,008,000	(51,266,000)	(11,953,000)
(Increase) decrease in prepaid expenses and other	(1,552,000)	3,281,000	3,356,000	25,953,000	3,497,000	(565,000)
Increase (decrease) in accounts payable	7,065,000	(9,445,000)	(21,993,000)	(17,227,000)	(3,005,000)	9,530,000
Increase (decrease) in accrued expenses and other	26,087,000	48,359,000	38,973,000	63,928,000	2,682,000	(30,196,000)
Increase (decrease) in tax liabilities, net	124,000	2,299,000	27,118,000	2,978,000	(13,731,000)	16,649,000
Increase (decrease) in deferred income taxes, net	273,000	(715,000)	(2,039,000)	(716,000)	(8,042,000)	(1,233,000)
Net cash provided (used) by operating activities	(77,574,000)	185,875,000	423,160,000	487,968,000	352,721,000	387,521,000
Cash flows from investing activities:
Additions to property, plant and equipment	(36,008,000)	(72,044,000)	(89,029,000)	(98,556,000)	(85,883,000)	(103,289,000)
Decrease (increase) in inventory to be converted into equipment for short-term rental	5,426,000	861,000	(7,047,000)	(5,925,000)	8,531,000	8,462,000
Dispositions of property, plant and equipment	732,000	1,673,000	1,186,000	1,464,000	2,100,000	4,976,000
Business acquired in purchase transaction, net of cash acquired	0			0	0	(173,000)
Dispositions of assets subject to leveraged lease, net	7,435,000			0	0	0
Increase in identifiable intangible assets and other non-current assets	(1,217,000)	(5,380,000)	(19,093,000)	(19,640,000)	(18,680,000)	(62,894,000)
Cash used to acquire equity	(5,185,359,000)			0	0	0
Net cash used by investing activities	(5,208,991,000)	(74,890,000)	(113,983,000)	(122,657,000)	(93,932,000)	(152,918,000)
Cash flows from financing activities:
Capital contributions from limited partners	1,714,398,000	239,000	0	0	0	0
Repurchase of equity from limited partners		1,970,000	0
Distribution to limited partners	(543,000)			0	0	0
Proceeds from revolving credit facility	0			0	0	105,000,000
Repayments of long-term debt and capital lease obligations	(1,534,130,000)	(17,483,000)	(20,734,000)	(20,774,000)	(222,727,000)	(334,000,000)
Proceeds (payments) on intercompany loans	0	0		0	0	0
Proceeds from exercise of stock options and employee stock purchases		0	46,713,000	42,973,000	12,221,000	1,850,000
Settlement of convertible note warrants	(280,220,000)			0	0	0
Settlement of convertible debt hedges	314,856,000			0	0	0
Proceeds from exercise of stock options	0			42,973,000	12,221,000	1,850,000
Proceeds from the purchase of stock in ESPP and other	0			8,059,000	6,540,000	5,938,000
Excess tax benefit from equity-based payment arrangements	0	0	2,393,000	2,439,000	1,505,000	1,214,000
Purchase of immature shares for minimum tax withholdings	0	0	(3,797,000)	(3,855,000)	(1,741,000)	(1,419,000)
KCI acquisition financing:
Proceeds from B1, B2, 2nd lien notes and unsecured notes					0	0
Payment of debt issuance costs	0	(578,000)	(827,000)	(14,676,000)	0	0
Purchase of interest rate caps					0	0
First quarter 2011 refinancing of senior credit facility:
Repayments on senior credit facility - due 2013	0			(123,346,000)	0	0
Proceeds from senior credit facility - due 2016	0			146,012,000	0	0
Net cash provided (used) by financing activities	4,792,031,000	(19,792,000)	31,738,000	28,953,000	(204,202,000)	(221,417,000)
Effect of exchange rate changes on cash and cash equivalents	(1,925,000)	308,000	(725,000)	1,018,000	(1,141,000)	2,204,000
Net increase (decrease) in cash and cash equivalents	(496,459,000)	91,501,000	340,190,000	395,282,000	53,446,000	15,390,000
Cash and cash equivalents, beginning of period	711,885,000	215,426,000	316,603,000	316,603,000	263,157,000	247,767,000
Cash and cash equivalents, end of period	215,426,000	306,927,000	656,793,000	711,885,000	316,603,000	263,157,000
Cash paid for:
Interest, including cash paid under interest rate swap agreements		256,962,000	23,752,000
Income taxes, net of refunds	3,700,000	15,042,000	86,265,000	80,300,000	184,300,000	91,600,000
Non-cash investing activities:
Assets acquired under capital lease		2,442,000	0
Acquisition of intangible assets in exchange for settlement of trade receivables		$ 1,490,000	$ 0